Long-term Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Long Term Inventories Disclosure [Abstract]
Schedule of Inventory, Noncurrent [Table Text Block]
	December 31,
	2017	2016
Finished goods	-	98